AHA INVESTMENT FUNDS, INC.

AHA LIMITED MATURITY FIXED INCOME FUND
AHA FULL MATURITY FIXED INCOME FUND
AHA BALANCED FUND
AHA DIVERSIFIED EQUITY FUND
AHA U.S. GROWTH EQUITY FUND
AHA INTERNATIONAL CORE EQUITY FUND

CLASS A SHARES

SUPPLEMENT DATED APRIL 10, 2003 TO
PROSPECTUS DATED NOVEMBER 1, 2002
(Replacing Supplement dated January 30, 2003)

Shares of AHA U.S. Growth Equity Fund and
AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.

On April 1, 2003, City National Corporation ("City National") completed its acquisition of
Convergent Capital Management, LLC
("Convergent") the majority owner
of CCM Advisors, LLC ("CCM
Advisors").  As a result, City
National has become an indirect
majority owner of CCM Advisors.
Under the Investment Company Act of
1940, this transaction resulted in
a change of control of CCM Advisors
that terminated the Master Fund's
investment advisory agreement with
CCM Advisors.

On March 25, 2003, the Funds'
shareholders of record on December
30, 2002, approved a new investment
advisory agreement between CCM
Advisors and the Master Fund.  The
new agreement is substantially
identical in all respects to the
investment advisory agreement in
place prior to April 1, 2003,
except for its effective and
termination dates.  There were no
shareholders of record of the Class
A shares of any of the Funds as of
December 30, 2002.



Annual Fund Operating Expenses.

Footnote  1 to the Annual Fund
Operating Expenses  table  is
revised in its entirety to read as
follows:

  1   The fees and expenses
   described in this table and  the
   Examples  below  reflect the
   fees and  expenses  of  each
   Fund  and  the Fund's  share  of
   the  expenses  of  the Portfolio
   into which it invests. Expenses
   are  based  on amounts  incurred
   by the Funds during  the  fiscal
   year ended  June 30, 2002.
   However, "Other Expenses"  of
   each Fund  do  not  include
   certain expenses (including
   legal fees)  related  to
   restructuring each Fund  as  a
   feeder fund in a master-feeder structure
   that were incurred  in the
   fiscal  year  ended  June 30,
   2002,  but  are  not expected
   to  be incurred in the  current
   fiscal  year. "Other  Expenses"
   also  include certain other
   expenses expected   to   be
   incurred under  the   master-
   feeder structure  which were not
   incurred for the entire  fiscal
   year ended June 30, 2002.


Sales Charges.

The following paragraph replaces
the paragraph that appears after
the heading "Sales Charges" on page
24:

You may be subject to an initial
sales charge when you purchase
shares, or a contingent deferred
sales charge (CDSC) when you sell
your shares under certain
circumstances. These sales charges
are described below. The Funds, in
their discretion, reserve the right
to waive the initial sales charge
on share purchases or to waive the
CDSC on sales of Fund shares.
Certain of the circumstances in
which the initial sales charge or
CDSC may be waived are described
below.

AHA INVESTMENT FUNDS, INC.

AHA LIMITED MATURITY FIXED INCOME FUND
AHA FULL MATURITY FIXED INCOME FUND
AHA BALANCED FUND
AHA DIVERSIFIED EQUITY FUND
AHA U.S. GROWTH EQUITY FUND
AHA INTERNATIONAL CORE EQUITY FUND

CLASS I SHARES
INSTITUTIONAL SERVICING CLASS SHARES

SUPPLEMENT DATED APRIL 10, 2003 TO
PROSPECTUS DATED NOVEMBER 1, 2002
(Replacing Supplement dated January
30, 2003)

Shares of AHA U.S. Growth Equity
Fund and AHA International Core
Equity Fund are not currently
available for purchase as these
Funds have not yet commenced
operations.

On April 1, 2003, City National
Corporation ("City National")
completed its acquisition of
Convergent Capital Management, LLC
("Convergent") the majority owner
of CCM Advisors, LLC ("CCM
Advisors").  As a result,
City National has become an
indirect majority owner of CCM
Advisors.
Under the Investment Company Act of
1940, this transaction resulted in
a change of control of CCM Advisors
that terminated the Master Fund's
investment advisory agreement with
CCM Advisors.

On March 25, 2003, the Funds'
shareholders of record on December
30, 2002, approved a new investment
advisory agreement between CCM
Advisors and the Master Fund.  The
new agreement is substantially
identical in all respects to the
investment advisory agreement in
place prior to April 1, 2003,
except for its effective and
termination dates.  There were no
shareholders of record of the Class
A shares of any of the Funds as of
December 30, 2002.

Annual Fund Operating Expenses.

Footnote  1 to the Annual Fund
Operating Expenses  table  is
revised in its entirety to read as
follows:

  1   The fees and expenses
   described in this table and  the
   Examples  below  reflect the
   fees and  expenses  of  each
   Fund  and  the Fund's  share  of
   the  expenses  of  the Portfolio
   into which it invests. Expenses
   are  based  on amounts  incurred
   by the Funds during  the  fiscal
   year ended  June 30, 2002.
   However, "Other Expenses"  of
   each Fund  do  not  include
   certain expenses (including
   legal fees)  related  to
   restructuring each Fund  as  a
   feeder fund in a master-feeder
   structure that were incurred  in
   the  fiscal  year  ended  June
   30,  2002,  but  are  not
   expected  to  be incurred in the
   current  fiscal  year. "Other
   Expenses"  also  include certain
   other  expenses expected   to
   be   incurred  under  the   master-
   feeder structure  which were not
   incurred for the entire  fiscal
   year ended June 30, 2002.

Financial Highlights

Footnote 6 to the Financial
Highlights of the AHA Limited
Maturity Fixed Income Fund is
revised in its entirety to read as
follows:

(6) Rate listed represents the
portfolio turnover rate from July
1, 2001 through October 31, 2001
(date on which Feeder Fund entered
into a master-feeder fund
structure).

AHA INVESTMENT FUNDS, INC.
AHA U.S. GOVERNMENT MONEY MARKET
FUND

SUPPLEMENT DATED APRIL 10, 2003 TO
PROSPECTUS DATED NOVEMBER 1, 2002
(Replacing Supplement dated January
30, 2003)


Shares of AHA U.S. Government Money
Market Fund are not currently
available for purchase as this Fund
has not yet commenced operations.

On April 1, 2003, City National
Corporation ("City National")
completed its acquisition of
Convergent Capital Management, LLC
("Convergent") the majority owner
of CCM Advisors, LLC ("CCM
Advisors").  As a result, City
National has become an indirect
majority owner of CCM Advisors.
Under the Investment Company Act of
1940, this transaction resulted in
a change of control of CCM Advisors
that terminated the Master Fund's
investment advisory agreement with
CCM Advisors.

On March 25, 2003, the Funds'
shareholders of record on December
30, 2002, approved a new investment
advisory agreement between CCM
Advisors and the Master Fund.  The
new agreement is substantially
identical in all respects to the
investment advisory agreement in
place prior to April 1, 2003,
except for its effective and
termination dates.  There were no
shareholders of record of the Class

A shares of any of the Funds as of
December 30, 2002.